Other Non-Current Assets (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Other Non-Current Assets
	December 31,
	2018	2017
Net defined benefit plan surpluses (see note 27)	7	30
Cash surrender value of life insurance policies	300	302
Deferred commissions(1)	82	8
Other non-current assets	57	98
Total other non-current assets	446	438

(1) Deferred commissions recognized in 2018 due to the adoption of IFRS 15. See note 1.